UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22436
Investment Company Act file

EntrepreneurShares Series Trust
(Exact name of registrant as specified in charter)

40 Grove Street
Wellesly Square, MA  02482
(Address of principal executive offices) (Zip code)

Dr. Joel M. Shulman
40 Grove Street
Wellesly Square, MA  02482
(Name and address of agent for service)

1-800-287-9469
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2011

Item 1. Proxy Voting Record.

EntrepreneurShares Global Fund did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  EntrepreneurShares Series Trust

By (Signature and Title)* /s/Dr. Joel Shulman
Dr. Joel Shulman, President
Principal Executive Officer

Date August 15, 2011

* Print the name and title of each signing officer under his or her signature.